Segment Information (Tables)	12 Months Ended
Dec. 31, 2019
Segment Reporting [Abstract]
Schedule of Disclosure on Geographic Areas of Fixed Assets and Operating Lease Right-of-Use Asset
Consolidated long-lived assets, net by geographic area are as follows (in millions):

Years ended December 31	Total	United States	Americas other than U.S.	United Kingdom	Europe, Middle East, & Africa	Asia Pacific
2019(1)	$1,550	$686	$145	$225	$319	$175
2018	$588	$288	$44	$58	$101	$97

(1)
In the first quarter of 2019, Aon adopted new accounting guidance related to the treatment of leases which was applied under the modified retrospective approach. Refer to Note 2 “Summary of Significant Accounting Principles and Practices” for further information.